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May 10, 2005	www.cooley.com	415 693-2000

VIA EDGAR, FAX AND FEDERAL EXPRESS	KENNETH J. ROLLINS
(858) 550-6136
United States Securities and Exchange Commission	krollins@cooley.com
Division of Corporate Finance 450 Fifth Street, N.W. Mail Stop 03-06 Washington, D.C. 20549 Attention: Eduardo Aleman, Esq. David Ritenour, Esq.

Re:	CryoCor, Inc.

Registration Statement on Form S-1 (File No. 333-123841)

Amendment No. 1

Dear Messrs. Aleman and Ritenour:

Enclosed for electronic filing via EDGAR pursuant to the Securities Act of 1933, as amended (the “Securities Act”), on behalf of our client CryoCor, Inc. (the “Company”), is Amendment No. 1 (“Amendment No. 1”) to the Company’s Registration Statement on Form S-1 (the “Registration Statement”) filed with the Securities and Exchange Commission (the “Commission”) on April 5, 2005. The copy of Amendment No. 1 that is included with the hard copy of this letter is marked to show changes from the Registration Statement as currently filed.

Amendment No. 1 is also being filed in response to comments received from the staff of the Commission (the “Staff”) by letter dated May 4, 2005 with respect to the Registration Statement. The numbering of the paragraphs below corresponds to the numbering in the comment letter, the text of which we have incorporated into this response letter for convenience. Page references in the text of our responses correspond to the page numbers of Amendment No. 1.

Staff Comments and Company Responses

General

1.	Please confirm that any preliminary prospectus you circulate will include all non-Rule 430A information. This includes the price range and related information based on a bona fide estimate of the public offering price within that range, and other information that was left blank throughout the document. Also, note that we may have additional comments after you file this information.

The Company acknowledges the Staff’s comment and confirms that any preliminary prospectus circulated by the Company will include all non-Rule 430A information. The Company has

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May 10, 2005

revised the prospectus as applicable to include the price range of the offering, which the Company expects to be between $10 and $14 per share. WR Hambrecht+Co has informed the Company that the Staff has previously considered whether it would object to the use by WR Hambrecht+Co of a price range that is greater than $2.00 when conducting an offering using the auction method of the OpenIPO. Due to the fact that WR Hambrecht+Co will utilize an auction process, in part, to determine the per share price for the shares to be sold in the offering, it is more difficult for WR Hambrecht+Co and the Company to currently predict an accurate per share price range than it would be in a traditional offering. WR Hambrecht+Co has informed the Company that WR Hambrecht+Co has managed the initial public offerings of Peet’s Coffee and Tea, Inc., Nogatech, Inc., Briazz, Inc., Overstock.com, Inc., New River Pharmaceuticals, Inc. and BofI Holding, Inc., each of which was conducted by the OpenIPO method of distribution. In each of these offerings the Staff did not object to the use of a price range of $4.00 per share in the preliminary prospectus.

Prospectus Summary – Page 1

Overview – Page 1

2.	We note your stated belief that your trial for AF is the “only pivotal trial of a minimally invasive, catheter-based system for treating AF currently underway in the United States.” We also note the similar statement that appears on page 54. Please provide supplemental independent support for these statements or remove them from the prospectus.

The Company’s belief that its clinical trial for atrial fibrillation is the only pivotal trial of a minimally invasive, catheter-based system for treating atrial fibrillation currently underway in the United States is based on ongoing, regular dialogue between the Company’s management and employees with leading electrophysiologists in the United States, most recently at the Heart Rhythm Society meeting held May 3-7, 2005. The Company’s belief is also based on the collective experience of members of the Company’s Scientific Advisory Board who are familiar with the US market for the treatment of atrial fibrillation, as well as the lack of any information relating to the conduct of any competing clinical trials for the minimally invasive catheter-based treatment of atrial fibrillation in any medical literature of which the Company is aware and the lack of any information on www.clinicaltrials.gov relating to any competing trials of a minimally invasive, catheter-based system for the treatment of atrial fibrillation. The Company considers its leadership position in clinical trials for minimally invasive catheter-based systems for treating atrial fibrillation as crucial to its competitive advantage, and monitors information related to clinical trials in this area extremely closely. Based on the foregoing, the Company respectfully advises the Staff that it believes an adequate basis exists for including the statement referenced above in the prospectus and asks the Staff to reconsider its comment such that the Company may include such statement in the prospectus.

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May 10, 2005

3.	Revise the Summary to balance your discussion of your solution and strategy with the negative aspects of your business. Disclose that the company has incurred operating losses since inception and that its cryoablation system will need FDA approval before it can be marketed or used in the United States. In this regard, revise to briefly clarify the significance to the company of its anticipated application for premarket approval with the FDA.

The requested revisions have been made at pages 1 and 2.

4.	We note that the cryoablation system has been used at approximately 40 medical centers worldwide. Please revise to clarify, if true, that the system is not in use in any medical center in the United States.

The Company advises the Staff that the cryoablation system is in use in approximately 25 clinical sites in the United States and approximately 15 clinical sites in Europe. Clarifying revisions have been made on pages 1, 47 and 55.

5.	Please provide supplemental support for the statistics cited in the Summary and Business sections relating to, among other things, the number of individuals in the United States afflicted by either AF or AFL, the number of new cases, and the amount spent annually in disease-related healthcare costs.

The Company acknowledges the Staff’s comment and will supplementally provide the requested information under separate cover.

6.	Please revise to quantify, if known, how much of the $9 billion spent on AF-related healthcare costs is attributable to drug therapy and how much is attributable to treatment by heat-based ablation devices. If this information is not known, please disclose that the company’s potential market would likely be only a portion of this amount given that the company’s system for the treatment of AF is likely to be approved only for the treatment of patients who have failed drug therapy.

The Company advises the Staff that it is not aware of any information relating to how much of the $9 billion spent annually in the United States on AF-related healthcare costs is attributable to drug therapy and how much is attributable to treatment by heat-based ablation devices. Clarifying revisions have been made on pages 2 and 47.

The Offering – Page 3

7.

Please revise so that the 17,293,599 shares of common stock that will be issuable upon the closing of the offering as dividends on your Series D redeemable convertible preferred stock and the 4,136,533 shares that will be issuable upon the closing of the

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May 10, 2005

offering as dividends on your Series C convertible preferred stock are included in the number of shares of common stock to be outstanding after the offering. Please make corresponding revisions to your assumptions on page 4 and revise as necessary throughout the prospectus.

The requested revisions have been made at pages 4 and 5 and corresponding revisions have been made as applicable throughout the prospectus.

Summary Consolidated Financial Data – Page 5

8.	Please clarify in footnote (1) and (2) that the non-cash stock-based compensation expense for research and development, and selling, general and administrative relate to expenses in 2004.

The requested revisions have been made at page 6.

Risk Factors – Page 7

We are dependent on the success of our cryoablation system, which has not been approved by the FDA . . . – Page 8

9.	We note the discussion included in this risk factor regarding the allegations of regulatory compliance deficiencies made by your former CFO. Please revise to present your discussion of those allegations and the related investigation in a separate risk factor under an appropriate risk factor caption.

The requested revisions have been made at pages 10 and 11.

10.	We note that, in response to allegations made by the company’s former CFO of irregularities and improprieties in the company’s clinical trials and FDA compliance process, the company engaged “outside FDA regulatory counsel” to assist in the investigation. Please revise to clarify, if true, that the “outside FDA regulatory counsel” was independent outside counsel unrelated to the FDA and not a representative of the FDA. Please also revise to describe with greater specificity the nature of the allegations made by the former CFO and the time and scope limitations on the outside FDA regulatory counsel’s investigation.

The Company acknowledges the Staff’s comment and has revised the disclosure on pages 10 and 11 to remove references to “FDA regulatory counsel” in order to clarify that the outside regulatory counsel engaged by the Company in response to allegations made by the Company’s former CFO was independent outside counsel unrelated to the FDA and not a representative of the FDA. The Company has also revised the disclosure on pages 10 and 11 to provide additional

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details as to the allegations and the time and scope limitations on the outside regulatory counsel’s investigation.

The Company advises the Staff that the allegations of its former CFO did not include any specific supporting evidence. Given the lack of supporting evidence for the allegations, the fact that the Company’s former CFO had no direct involvement with its clinical trials and the FDA compliance process and based his allegations entirely on secondhand information, and based on the conclusions of the special committee of the Company’s board of directors and the Company’s board of directors relating to these allegations, the Company respectfully submits to the Staff that the Company believes no additional disclosure is appropriate. The Company also believes that adding greater specificity to the disclosure already contained in the Registration Statement regarding the allegations could be materially misleading to investors. Accordingly, the Company respectfully submits that the description of the allegations described on pages 10 and 11 is accurate and complete.

11.	You disclose that if the company fails to obtain FDA approval for at least one indication it will not be permitted to market its cryoablation system in the United States and may be forced to cease operations. It is unclear whether the company may market its cryoablation system if it only receives FDA approval for one application, but not the other. Please revise to clarify whether the company may market its cryoablation system for an indication approved by the FDA, even if the FDA does not approve the other indication.

The Company advises the Staff that if it obtains FDA approval for the treatment of atrial fibrillation or atrial flutter, it may market its cryoablation system for the indication approved by the FDA even if the FDA does not approve the cryoablation system for the treatment of the other indication. Clarifying revisions have been made at page 10.

We may not complete our pivotal trial for AF on schedule . . . – Page 11

12.	Please revise to illustrate this risk by quantifying the percentage of subjects who have enrolled but failed to continue to participate in a study as well as the percentage of subjects the company has been unsuccessful in following for the required 12-month period.

The requested revisions have been made at page 13.

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If the integrity of the catheter used as part of our cryoablation system is compromised . . . – Page 12

13.	Please revise to address whether the company has encountered ruptures, leaks or other breaches of the catheter’s integrity during the clinical trials or use in any of the medical centers worldwide that have resulted in serious injury or death.

The requested revisions have been made at page 14.

Even if we obtain regulatory approval, our future growth depends upon physician adoption . . . – Page 13

14.	We note that your AF trial will study your system only in patients who have failed drug therapy and the likelihood that the FDA will require you to label and advertise your system only for the treatment of patients who have failed drug therapy. Given your disclosure that additional clinical trials would be required to obtain FDA approval for use in a broader population of patients, please revise to clarify how referring physicians will be permitted to refer AF patients to interventional cardiologists or electrophysiologists for treatment using your cryoablation system over drug therapy.

The requested revisions have been made at pages 15 and 16.

Use of Proceeds – Page 30

15.	We note that a substantial portion of the expected net proceeds will be used for working capital and general corporate purposes. Please revise to provide more specific disclosure regarding the anticipated use of these proceeds.

The Company acknowledges the Staff’s comment and has reviewed its planned use of proceeds for the next 18 months in its internal financial model, and respectfully advises the Staff that the current disclosure accurately reflects the Company’s anticipated use of proceeds for its two most critical and necessary categories of expenditures through 2006: research and development ($11 million), including the completion of ongoing clinical studies, and commercial launch efforts in 2006 ($5 million). The Company also expects that a portion of the proceeds will be used for working capital and other general corporate purposes, as is currently disclosed in the Registration Statement. The Company currently has no specific plans for major expenditures that are in addition to those described above, and the extent to which it commits to such additional expenditures in the future will depend largely on the amount of proceeds raised in this offering. If the Company raises net proceeds in this offering of approximately $25 million (which corresponds to the low end of the Company’s filing price range for this offering), the Company expects that it would only make the expenditures described above, namely expenditures for research and development, commercial launch efforts, working capital and general corporate

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purposes. Based on the foregoing, the Company believes that its current disclosure is adequate and respectfully requests that the Staff reconsider its comment.

Capitalization – Page 31

16.	Please respond to the following comments regarding your capitalization table and notes:

(a)	Revise to remove the caption relating to cash and cash equivalents from your presentation of capitalization.

(b)	Please tell us why you believe that it is appropriate to exclude the current portion of your long-term debt of $1,000,000 as of December 31, 2004 from your capitalization table.

(c)	Please reconcile the amount of debt, both short-term and long-term, on an actual basis as of December 31, 2004, the addition of $7 million of long-term debt in March 2005, the repayment of $1.8 million in debt with those proceeds, and the balance of long-term debt of $7 million as of December 31, 2004, pro forma.

(d)	Please revise to reflect the effects of the conversion of your convertible preferred stock separately from the sale of your common stock in the offering.

(e)	Please disclose the aggregate exercise price of the warrants to purchase an aggregate of 4,684,431 shares of your common stock that will terminate if and to the extent not exercised prior to the completion of the offering.

(f)	Please tell us why you do not reflect the shares of your common stock that will be issued as dividends upon conversion of your Series D and C convertible preferred stock as one of the adjustments related to the conversion of that stock as shown in the table on page 31. Similarly, please tell us why you do not reflect those shares in the dilution table on page 33.

(g)	Please tell us and disclose why you calculated the shares to issue as dividends upon the conversion of the Series D redeemable convertible preferred stock as of June 4, 2005 and the Series C convertible preferred stock as of March 18, 2005. Provide similar information to us and in your disclosure for the dilution information beginning on page 33 and throughout the filing where you refer to this same information.

The	Company acknowledges the Staff’s comment and advises the Staff as follows:

(a)	The requested revision has been made at page 32.

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May 10, 2005

(b)	The Company’s intention in excluding the current portion of the long-term debt was for consistency with the presentation on the balance sheet. However, the Company advises the Staff that as a result of the subsequent payoff of this debt as part of its debt financing in March 2005, the previous debt facility has been repaid with the proceeds from the new financing, which, as of March 31, 2005, is entirely long-term.

(c)	In order to assist the Staff in its review of the Company’s debt activity, the Company advises the Staff of the following activity in its corporate debt from December 31, 2004 to March 31, 2005 (amounts in 000’s):

Balance at December 31, 2004	$2,084
January principal payment	(83)
February principal payment	(83)
March principal payment	(83)

Net book value, prior to payoff	$1,835

New debt facility	$7,000

Net proceeds from new debt facility	$5,165

At March 31, 2005, the debt was recorded net of the discount totaling $641,000 related to the warrants issued to the lenders.

Clarifying revisions have been made at pages 32 and F-17.

(d)	The requested revision has been made at page 32.

(e)	The requested revision has been made at page 33.

(f)	The Company advises the Staff that clarifying revisions have been made to the Registration Statement to include the shares of common stock issuable in connection with the dividends payable on shares of the Company’s Series C and Series D preferred stock.

(g)

The Company advises the Staff that clarifying revisions have been made at page 32 and throughout the Registration Statement based on using June 4, 2005 as the date for determining dividends on its Series C convertible preferred stock and Series D convertible redeemable preferred stock. Such date represents the last date that the Company’s Series C convertible preferred stock will accrue dividends, and an annual cumulation date for dividends payable on the

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Company’s Series D convertible redeemable preferred stock. As long as the offering closes prior to August 4, 2005, using June 4, 2005 as the date for determining the accumulated dividends on the Series C convertible preferred stock and Series D convertible redeemable preferred stock shows potential investors the dilution that they will experience from the accumulated dividends. On August 4, 2005, the annual dividend rate on the Series D convertible redeemable preferred stock will retroactively increase from 8% to 10% as disclosed in the Registration Statement.

Dilution – Page 33

17.	Please quantify the further dilution to be experienced by your new investors to extent your outstanding options and warrants are exercised. Please also expand your disclosures in this section to explain how the table that discloses “shares purchased” and “total consideration” would change if you assume the exercise of all outstanding options and warrants.

The requested revision has been made at page 35.

Selected Consolidated Financial Data – Page 35

18.	Please tell us and disclose how you determined the pro forma number of shares used to compute basic and diluted net loss per share attributable to common stockholders.

The Company advises the Staff that its calculation of the pro forma number of shares used to compute basic and diluted net loss per share is based upon the conversion of all shares of Series A, Series B and Series C convertible preferred stock and Series D redeemable convertible preferred stock into shares of common stock using the as-if-converted method, as if such conversion had occurred as of January 1, 2002, or the original issuance date, if later. Shares of incremental common stock issuable upon exercise of options and outstanding warrants are excluded from such calculation as their effect would be anti-dilutive. The requested revisions have been made at pages 6 and 37.

19.	Please revise to include your total long-term obligations in the table. See Item 301 of Regulation S-K. Please also briefly describe, or cross-reference to where you discuss, the increase of $7 million in your long-term debt in March 2005.

The requested revisions have been made at pages 7 and 37.

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Management’s Discussion and Analysis of Financial Condition and Results of Operations – Page 37

Results of Operations – Page 38

20.	We note on page F-15 that you increased your inventory reserve by approximately $500,000. Please revise your discussion of changes in cost of sales to disclose the nature, timing, measurement and amount of the reserve. Quantify the remaining balance of inventory items previously written-down or written-off and the significant components of that balance as long as a significant balance of such items remain on hand. Disclose in MD&A (if true) that no significant sales of such items have occurred to date. Alternatively, disclose the impact of these sales on gross profit margin for the period. Finally, disclose when and how you will dispose of the remaining items and/or the fact that you have no set timeline for the sale of scrapping of these items.

The requested revisions have been made at page 39. The Company supplementally advises the Staff that in preparing its response to comment 20, it realized that amounts disclosed in Note 3 to the consolidated financial statements relating to finished goods and the related reserve were both overstated by the amount of the intercompany profit margin of approximately $450,000 included in the transfer price paid by CryoCor, GmbH, the Company’s European subsidiary. The revised disclosure at page F-16 reflects the corrected balances.

21.	In cases where you cite more than one factor in explaining a change in a financial statement item, please quantify each factor to the extent practicable. Also, please revise to disclose the number of finance and administrative employees added during 2005, similar to your discussion for research and development expenses, or tell us why you believe the disclosure is not required.

The Company acknowledges the Staff’s comment and has revised the Registration Statement as applicable to quantify each factor to the extent practicable in instances where more than one factor is cited in explaining a change in a financial statement item. The Company advises the Staff that it has removed the disclosure regarding the addition of finance and administrative employees because only one person was in fact hired in 2004 and the Company believes the clarifying language that has been added adequately addresses the applicable changes in the Company’s selling, general and administrative expenses. Clarifying disclosure has been added at page 40.

22.	We note your disclosure under Legal Proceedings beginning on page 79. Please tell us why you did not discuss the impact of not being successful in the proceedings within MD&A. Tell us and disclose, if significant, whether or not the underlying patents claims are material to your business.

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The Company acknowledges the Staff’s comment and advises the Staff that the Company believes the underlying patents claims are not material to its business. Clarifying revisions have been made at page 42 of the MD&A to discuss the potential impact of not being successful in the patent interference proceedings between the Company and CryoCath.

23.	Please tell us and revise to explain why sales outside the United States have not been significant to date given that you were approved for these sales in 2002.

The Company advises the Staff that sales outside the United States have not been significant because the Company operates with limited resources for marketing and sales development in Europe. The Company further advises the Staff that additional disclosure has been added at page 39 to explain its modest revenue level in Europe for the last three years.

Liquidity and Capital Resources – Page 39

24.	Please reconcile the disclosures on page 40 with your discussion and quantification of use of proceeds on page 30.

The requested revisions have been made at page 42.

Contractual Obligations – Page 41

25.	With respect to your discussion of the agreements with clinical sites and contract research organizations, please tell us why you have not included this information within the table as a purchase obligation. Explain to us why the agreements are not agreements to purchase services that are enforceable and legally binding on you and that specify all significant terms, including fixed or minimum quantities to be purchased, fixed, minimum or variable price provisions, and the approximate timing of the transaction. Include a discussion of the significant terms of these agreements.

The Company advises the Staff that its agreements with various clinical sites and contract research organizations are service agreements under which the Company is obligated to make payments only upon the enrollment of a patient. The Company has no agreements under which it is obligated to make minimum payments, and the amounts to be paid by the Company pursuant to such agreements will vary between sites based on the negotiated patient rate.

By way of illustration, for the atrial fibrillation trial, the Company may be required to make any of four potential payments for a clinical site: 1) Screen failure ($500), where a patient seeks to participate in the trial, is evaluated by the center, and for any reason the patient is deemed ineligible or doesn’t enroll in the trial; 2) Ablation procedure (typically $10,000-$15,000/patient), where a patient is randomized for an ablation procedure; 3) Drug procedure, where a patient is randomized for drug therapy (typically $8,000-$12,000/patient); and 4) Drug

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failure, where a patient, who was randomized for drug therapy fails that therapy, and requests an ablation procedure as permitted under the trial protocol (typically $15,000-$19,000). Clarifying disclosure has been added at page 43.

Critical Accounting Policies and Significant Judgments and Estimates – Page 41

26.	Since your valuation was retrospective, we believe that the following disclosures would be helpful to an investor since changes in your methodologies and assumptions could have a material impact upon your financial statements. Please revise to provide the following disclosures in MD&A:

(a)	The aggregate intrinsic value of all outstanding options based on the midpoint of the estimated IPO price range.

(b)	Discuss the significant factors, assumptions and methodologies used in determining fair value for those options granted during the twelve months prior to the date of the most recent balance sheet.

(c)	Discuss each significant factor contributing to the difference between the fair value as of the date of grant and the estimated IPO price for options granted during the twelve months prior to the date of the most recent balance sheet.

(d)	Disclose the valuation method used and the reasons why you choose that method.

The Company acknowledges the Staff’s comment and advises the Staff as follows:

(a)	The requested disclosure has been made at page 45.

(b)	The requested disclosure has been made at pages 44 and 45.

(c)	The requested disclosure has been made at pages 44 and 45.

(d)	The requested disclosure has been made at pages 44 and 45.

27.	Due to the significance of the grants made in 2005, please also discuss the amount of deferred stock compensation you will record associated with those options and the timing of the related amortization.

The requested disclosure has been made at page 45.

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Business – Page 45

Market Overview – Page 49

28.	Please supplementally provide us with copies of the articles and periodicals cited throughout this section.

The Company acknowledges the Staff’s comment and will supplementally provide the requested information under separate cover.

29.	Supplementally advise whether the Atrial Fibrillation Foundation and the National Institute of Neurological Disorders and Stroke have consented to being named and the inclusion of their data in the prospectus.

The Company advises the Staff that it has removed all references to the Atrial Fibrillation Foundation and the National Institute of Neurological Disorders and Stroke from the Registration Statement. The Company considers each organization to be an extremely credible source for medical information related to atrial fibrillation and its complications, and has left in Amendment No. 1 the factual information that was included in the initial filing of the Registration Statement and previously attributed to each organization. The Company will supplementally provide the information obtained from each and referenced in the Registration Statement under separate cover.

30.	Please supplementally provide us with copies of the articles cited in the table on page 59 and throughout the Business section. We may have further comments.

The Company acknowledges the Staff’s comment and will supplementally provide the requested information under separate cover.

Sales and Marketing – Page 65

31.	Please file your distribution agreements as exhibits or tell us why they are not required to be filed.

The Company advises the Staff that it does not believe the referenced distribution agreements are required to be filed as exhibits to the prospectus because they are not material to the Company’s business. Each of the distribution agreements was entered into in the ordinary course of the Company’s business, is short term in nature and may be terminated by either party under various circumstances described in the agreement, including after a specified period of time following written notice by either party. In addition, the Company does not anticipate that the distribution agreements, individually or in the aggregate, will have a significant impact on its future business.

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Intellectual Property – Page 71

32.	Please describe the material terms of your license and other agreements with Cryogen.

The Company advises the Staff that the requested revisions have been made at page 74, consistent with the Company’s previously filed request for confidential treatment of certain provisions contained in the Company’s Contribution Agreement with CryoGen and License Agreement with CryoGen. The Company also supplementally advises the Staff that many of the provisions contained in the Company’s agreements with CryoGen have expired and are no longer in effect.

Management – Page 81

33.	Please revise where appropriate to clarify whether Mr. Wheeler, as Chairman of the Board, is serving as such in an executive or non-executive capacity.

The Company advises the Staff that Mr. Wheeler is serving as Chairman of the Board in a non-executive capacity. Clarifying revisions have been made on page 84.

Executive Officers and Directors – Page 81

34.	Please revise the biographical summaries for each of your directors who is an officer, director, employee and/or affiliate of one or more of your principal stockholders and/or their affiliates to clarify with greater specificity the nature of the relationship between each such director and the principal stockholder and/or its affiliates during the past five years.

The requested revisions have been made at pages 83 through 85.

Audit Committee – Page 85

35.	We note that Mr. Minocherhomjee beneficially owns approximately 24% of your outstanding shares. We also note your statement that your board has determined that Mr. Minocherhomjee is independent for purposes of Rule 10A-3 of the Exchange Act, despite the fact that he falls outside the safe harbor provisions of Rule 10A-3(e)(1)(ii). Please revise to explain the basis for the board’s determination, particularly given that Mr. Minocherhomjee appears to be an affiliated person of the company. Please also supplementally explain to us why Mr. Minocherhomjee is not deemed to be an affiliate under Rule 10A-3(e)(1)(iii), given his status as a “principal” of William Blair & Company, L.L.C., an entity that is affiliated with the beneficial owners of approximately 24% of your outstanding shares. We may have further comment.

The Company advises the Staff that the Company’s board of directors, based on its consideration of all the applicable facts and circumstances, has determined that neither Dr. Minocherhomjee nor William Blair & Company, L.L.C. is an affiliate of the Company for purposes of Exchange Act Rule 10A-3(e). As noted in the Registration Statement, the Company’s board of directors has also determined that Dr. Minocherhomjee is an independent director, as defined by Rule

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4200(a)(15) of the National Association of Securities Dealers. The Company’s board of directors based its determination regarding Exchange Act Rule 10A-3(e) based on a number of factors that are set out below.

The Company’s stockholder base is concentrated, with four funds controlling approximately 90% of the Company’s pre-offering beneficially-owned shares. The William Blair funds, with which Dr. Minocherhomjee is associated, are not the Company’s largest stockholder (MPM Capital controls approximately 41.9% of the Company’s pre-offering beneficially owned shares), and two other funds (OrbiMed Associates and Healthcare Equity Partners QP) collectively control approximately the same percentage of the Company’s pre-offering beneficially-owned shares as the William Blair funds (23.1% collectively versus 24.2% for the William Blair funds). The Company’s audit committee (as disclosed in the Registration Statement) will not begin operating as such until the closing of the Company’s initial public offering at which time the Company will become subject, as a listed issuer, to Exchange Act Rule 10A-3, and at which time the William Blair funds (and Dr. Minocherhomjee to the extent of his pecuniary interest therein) will hold only common stock of the Company. The Company’s post initial public offering bylaws generally require approval of a majority of the shares present in person or by proxy at a meeting for the Company’s stockholders to approve an action. Given the Company’s concentrated stockholder base, a small number of stockholders other than the William Blair funds (and Dr. Minocherhomjee) could readily approve stockholder actions whether the William Blair funds (and Dr. Minocherhomjee) approved such actions or not. Accordingly, based on this analysis, the Company’s board of directors has determined that, as stockholders of the Company, despite their 24.2% ownership of the Company’s pre-offering beneficially-owned shares, neither the William Blair funds nor Dr. Minocherhomjee directly, or indirectly through one or more intermediaries, controls, or is controlled by, or is under common control with, the Company, and so neither the William Blair funds nor Dr. Minocherhomjee is, as a Company stockholder, an affiliate of the Company.

The Company’s board of directors applied a similar analysis to the issue of whether Dr. Minocherhomjee’s status as a non-employee director of the Company causes him to be an affiliate for purposes of Exchange Act Rule 10A-3. The Company’s post-initial public offering board of directors will be comprised of six members, and action by the board of directors will require approval by a majority of a quorum of its members (meaning at least three members). The chairman of the Company’s post-initial public offering board of directors will be Kurt Wheeler, who is associated with the Company’s largest stockholder (MPM Capital), and two of the other directors will be persons who are associated with Orbimed Associates and Healthcare Equity Partners QP, funds which, again, collectively control approximately the same percentage of the Company’s pre-offering beneficially-owned shares as the William Blair funds. The other two directors will be the Company’s Chief Executive Officer and Dr. Jerry Griffin, who is not associated with any stockholder of the Company and whose holdings of equity securities of the Company are limited to options. Dr. Minocherhomjee (and indirectly, the William Blair funds)

Securities and Exchange Commission

May 10, 2005

has no particular influence vis-à-vis the other directors that could cause Dr. Minocherhomjee to be able to obtain two additional director votes for approval on any matters coming before the board of directors, particularly given the board’s composition. Relative to Dr. Minocherhomjee and the William Blair funds, larger and comparable size stockholders will be represented on the Company’s post-initial public offering board of directors, as will one of the Company’s officers (the CEO) and one other director (Dr. Jerry Griffin) whose equity holdings are relatively small and are limited to options. There is no basis to assume that Dr. Minocherhomjee would be able to cause any or all of them to vote with him as a director on any matter. Accordingly, based on this analysis, the Company’s board of directors determined that neither Dr. Minocherhomjee, in his capacity as a director of the Company, nor the William Blair funds, through their relationship with Dr. Minocherhomjee in his capacity as a director of the Company, directly, or indirectly through one or more intermediaries, controls, or is controlled by, or is under common control with, the Company, and so determined that neither is an affiliate of the Company on this basis as well.

The Company supplementally advises the Staff that Dr. Minocherhomjee no longer serves as a principal of William Blair & Company, L.L.C. He does remain a managing director of certain funds affiliated with William Blair & Company, L.L.C. Clarifying revisions have been made at page 85.

Summary Compensation Table – Page 87

36.	Please include appropriate footnote disclosure regarding the nature and, if required, amount of all items categorized as “Other Annual Compensation” and “All Other Compensation.” Please also tell us supplementally why the payments relating to the lease of a vehicle for Mr. Ayers and the associated insurance premiums are not properly disclosed as “Other Annual Compensation” rather than “All Other Compensation.”

The Company acknowledges the Staff’s comment and has revised page 89 to include appropriate footnote disclosure relating to all items categorized as “Other Annual Compensation” and “All Other Compensation” in the summary compensation table and to reclassify the payments relating to the lease of a vehicle for Dr. Ayers and the associated insurance premiums to “Other Annual Compensation.”

Principal Stockholders – Page 106

37.	Identify the individuals who beneficially own the shares held by each entity named in the table.

The requested revisions have been made at pages 109 and 110.

Shares Eligible for Future Sale – Page 117

38.	Please quantify the number of restricted shares held by non-affiliates that will be eligible for sale under Rule 144(k) after the expiration of the lock-up period and the number of restricted shares held by affiliates that will be subject to the volume and other restrictions of Rule 144 after that date.

Securities and Exchange Commission

May 10, 2005

The requested revisions have been made at page 119.

Lock-up Agreements – Page 118

39.	We note that you expect some stockholders will not enter into lock-up agreements. If material, identify the stockholders that are not subject to lock-up agreements. Please also disclose the aggregate amount and percentage of your post-offering outstanding shares held by stockholders who will not be subject to lock-up agreements.

The Company advises the Staff that it is attempting to enter into lock-up agreements with the holders of all of the shares of its outstanding capital stock and expects that lock-up agreements will be entered into with the holders of at least 95% of the shares of its outstanding capital stock prior to the completion of the offering. At this time, the Company is unaware of any material stockholders who will not be entering into lock-up agreements. Clarifying revisions have been made on page 119.

Underwriting – Page 120

40.	We note that W.R. Hambrecht intends to conduct the offering using an OpenIPO auction method of distribution. Please have W.R. Hambrecht supplementally confirm to us that the method of distribution to be used in this offering will not differ materially from the method used by W.R. Hambrecht in prior OpenIPO initial public offerings conducted by W.R. Hambrecht within the past two years. If the method of distribution to be used in this offering differs materially from that used in prior offerings, please describe those differences in detail. For example, we would consider any expanded use of the Internet or any other form of electronic media in connection with the auction to be a material change in the method of distribution.

The Company advises the Staff that W.R. Hambrecht + Co., LLC (the “Lead Underwriter”) has informed the Company that the Lead Underwriter intends to conduct the offering in a manner that is materially consistent with the procedures utilized in the BofI Holdings, Inc. (priced March 14, 2005) and Morningstar, Inc. (priced May 1, 2005) offerings.

The Lead Underwriter has informed the Company that the only potentially material changes in the OpenIPO process in the past two years occurred subsequent to the Google, Inc. offering (priced August 16, 2004), which was also a “Dutch Auction” process. The Lead Underwriter has informed the Company that, after the Google, Inc. offering, the Lead Underwriter adopted a “negative reconfirmation” procedure for OpenIPO offerings, whereby a bid in the auction could be accepted by the underwriters after effectiveness of the registration statement without reconfirming the bid. The Lead Underwriter has informed the Company that, at the request of the Lead Underwriter, the Division Chief Counsel’s office subsequently reviewed the modified OpenIPO plan of distribution and requested that the Lead Underwriter modify additional

Securities and Exchange Commission

May 10, 2005

OpenIPO procedures and disclosure in the plan of distribution in light of the adoption of the negative reconfirmation procedure. The Lead Underwriter has informed the Company that the Lead Underwriter intends to conduct this offering in a manner that is materially consistent with the procedures that were reviewed and commented upon by Joe Babits of the Division Chief Counsel’s office.

41.	Please confirm that the information on the underwriters’ websites will be limited to the electronic prospectus and other information permitted by Rule 134, or information that is ministerial in nature.

The underwriters have confirmed that the information on the underwriters’ websites will be limited to the electronic prospectus and other information permitted by Rule 134, or information that is ministerial in nature. The underwriters have further informed the Company that examples of all materials posted on the underwriters’ websites in connection with OpenIPO offerings have been submitted to and approved by the Staff in connection with prior OpenIPO offerings, including most recently the BofI Holdings, Inc. offering and the Morningstar, Inc. offering.

42.	Identify any members of the underwriting syndicate, other than W.R. Hambrecht & Co. LLC, that will engage in any electronic offer, sale and distribution of the shares and describe their procedures to us supplementally. If you become aware of any additional members of the underwriting syndicate that may engage in electronic offers, sales or distributions after you respond to this comment, promptly supplement your response to identify those members and provide us with a description of their procedures. In addition, tell us whether you or the underwriters have any arrangements with a third party to host or access your preliminary prospectus on the internet. If so, identify the party and the website, describe the material terms of your agreement, and provide us with a copy of any written agreement. Also provide us with all information concerning your company or prospectus that has appeared on their website. Again, if you subsequently enter into such arrangements, promptly supplement your response.

The Company advises the Staff that the Lead Underwriter has informed the Company that it will engage in the electronic offer, sale and distribution of shares in the manner that has previously been cleared by the Staff, most recently in the BofI Holdings, Inc. offering and the Morningstar, Inc. offering. The Company respectfully submits on behalf of the Lead Underwriter that the procedures that will be utilized in connection with electronic offers, sales and distribution are described in detail in the “Underwriting” section in the Registration Statement. First Albany Capital Inc. and Roth Capital Partners, LLC have informed the Company that they will not engage in the electronic offer, sale and distribution of shares of the Company’s common stock in this offering.

Securities and Exchange Commission

May 10, 2005

The Lead Underwriter has also advised the Company that certain dealers or members of the selling group that are not underwriters in the offering may also engage in the electronic offer, sale and distribution of shares. However, the nature of the syndication process and the establishment of the selling group is such that the final list of syndicate members, selling group members and the allocation of shares among those members typically is not made until the day of pricing. Because the underwriters will not know who the members of the syndicate or the selling group are, and what their plans for electronic distribution will be, until after the Registration Statement is declared effective, the Company is unable to disclose any syndicate or selling group member’s plans for electronic distribution in the Registration Statement before it is declared effective. However, the Lead Underwriter has advised the Company that in accepting the invitation to join the syndicate or the selling group, each member of the syndicate or selling group represents to the Lead Underwriter that they will comply with Section 5 of the Securities Act of 1933 in connection with their any offer, sale or distribution of securities in the offering.

Lock-Up Agreements – Page 128

43.	Please expand your disclosure to briefly address the factors that the underwriter will consider in deciding whether to consent to the early release of shares subject to the lock-up agreement. Please further disclose whether the underwriter has any present intention or understandings, implicit or explicit, to release any of the shares subject to the lock-up agreements prior to the expiration of the 180-day period.

The Company advises the Staff that the Lead Underwriter has informed the Company that it has no present intention or understanding, implicit or explicit, to release any of the shares subject to the lock-up agreements prior to the expiration of the 180-day period. The Lead Underwriter has advised the Company that there are no specific criteria for an early release of shares subject to lock-up agreements The release of any lock-up will be on a case-by-case basis. Factors in deciding whether to release shares may include the length of time before the lock-up expires, the number of shares involved, the reason for the release including financial hardship, market conditions and the trading price of the common stock. Clarifying revisions have been added at page 129.

Consolidated Financial Statements – Page F-1

44.	Please update the financial statements, as necessary, to comply with Rule 3-12 of Regulation S-X.

The Company advises the Staff that the financial statements have been updated to comply with Rule 3-12 of Regulation S-X

Securities and Exchange Commission

May 10, 2005

Note 1. Summary of Significant Accounting Policies – Page F-8

Pro Forma Redeemable Convertible Preferred Stock and Stockholders’ Equity (unaudited) – Page F-9

45.	Please revise to explain how you calculated the total pro forma shares of 200,207,236.

The requested revisions have been included at page F-9.

Revenue Recognition – Page F-9

46.	We note that your products include a console and articulating CryoArm, and disposable catheter and sheath. Please tell us how you sell these products, including the significant terms of the sales. Include a discussion of any free products, leases, minimum purchases, etc. Ensure that your accounting policy disclosure for revenue recognition adequately addresses each type of product. Specifically, address how your return policy upon expiration applies to the console and articulating CryoArm.

The Company advises the Staff that, currently, the products of the Company available for sale consist of disposable catheters and sheaths, and in the future may include the sale of the cryoablation console which incorporates the CryoArm. The CryoArm is considered a separate product for trademark and intellectual property purposes only, and it is not a candidate for individual sale. In 2004 and the first three months of 2005, the Company’s revenues have substantially (95%) been due to the sale of disposable catheters, which are typically sold on a Net 30 basis to hospitals, and intended for use within several months after delivery. Currently, none of the Company’s customers have minimum purchase commitments, and the Company does not offer free products. In the future, in the event the Company begins to sell consoles, the Company does not intend to offer a right of return. Clarifying disclosure has been added at pages F-9 and F-10.

Clinical Trial Expenses – Page F-10

47.	Please tell us and revise to disclose the significant terms of your agreements for the clinical trials. Ensure that your accounting policy disclosure adequately explains how you account for those terms and why. Tell us why you accrue the cost of setting up clinical sites immediately and cite the accounting literature upon which you relied. Tell us and explain what you mean by the term “immediately.” Tell us why it is appropriate to accrue for clinical costs related to patient enrollments upon enrollment in the trial. Cite the accounting literature upon which you relied. Reconcile with your disclosure on page 43.

Securities and Exchange Commission

May 10, 2005

The Company advises the Staff that it accrues the costs associated with its clinical patients when such costs become estimable and probable, in accordance with FAS 5. The Company monitors patient activity closely and receives timely information from its clinical sites following interaction with patients. As noted in the four scenarios described in the Company’s response to comment 25, the Company will accrue for the screen failure when it is notified by the clinical site that a potential patient has failed to qualify for the trial. In addition, the Company will accrue for the amount of the ablation or drug procedure after it has been notified by the center that a patient has been assigned to one of the two treatments (no accrual is made when the Company learns that a patient has passed screening, but is waiting to be assigned either ablation or drug treatment). The final payment scenario would be for drug failures, where the clinical site incurs additional costs for both the initial drug treatment of the patient, and the subsequent ablation. To date, none of these have occurred, and it is the Company’s intention to accrue the difference between the initially accrued drug treatment expense, and the now probable and estimable payment for the drug failure ablation treatment at the time of patient ablation after crossing over from drug treatment. The reference by the Company to the term “immediately” was regarding two clinical centers that required an up-front payment by the Company prior to taking the clinical trial proposal to their investigative clinical advisory board. For those centers, the Company has expensed the payment as incurred since the payments are non-refundable, irrespective of whether the trial will be approved by their advisory board or whether the center will ever enroll patients. The total payments to these centers are $16,000 which are considered immaterial. Clarifying revisions have been made at page F-10 and page 45.

Deferred Stock Compensation – Page F-12

48.	Please tell us and revise to disclose (a) the number of shares underlying the options grants in 2005, (b) the weighted average exercise price of those options, (c) the amount of deferred compensation to be recorded in 2005 related to those options, (d) the significant assumptions underlying the calculation of the amount of deferred compensation in 2004 and 2005, and (e) the expected future annual amortization related to the 2005 awards.

The Company advises the Staff that in the first quarter of 2005, it granted stock options totaling 260,061 shares of Common Stock, substantially to a new COO hired in January 2005, with an exercise price of $0.62 per share, and granted 4,838 options to non-employees with an exercise price of $0.62 per share. The Company has recorded $2.9 million in deferred compensation related to these 2005 employee option grants. The Company has included the amortization expense in its future amortization table at pages F-12 and F-13.

Securities and Exchange Commission

May 10, 2005

The Company advises the Staff of the following information for purposes of the Staff’s evaluation of the Company’s assumptions and methodology behind the Company’s calculation of deferred compensation in 2004 and 2005:

The Company’s deferred compensation of approximately $5.2 million for 2004 option grants and approximately $2.9 million for 2005 option grants were based upon the difference between the exercise price on the options granted and a reassessed fair value of the common stock on the date of grant, as more fully explained below. All of the Company’s 2004 and 2005 option grants were granted at an exercise price of $0.62 per share which the Company and its board of directors believed was equal to the fair market value of the shares of Common Stock underlying such options at the time of grant based upon the lack of a market for the Company’s common stock, the lack of prospective acquirors of the Company and the significant liquidation preferences associated with the preferred stock ($65 million at December 31, 2004), which directly impacts the value attributable to the shares of common stock of a private company. The Company further believes that its weak financial condition during 2004 made it difficult to ascribe a higher value to the shares of common stock underlying its stock options at the date of grant, as follows (in 000’s):

Month	Cash	Net Equity(1)	Common %	Liq. Prefs	Financing event
12/03	$7,923	5,546	24.5%	$45,086
3/04	$4,895	2,516	24.5%	$45,528
6/04	$13,582	11,452	19.5%	$64,467	Series D(2)
9/04	$9,555	7,694	19.5%	$65,223
12/04	$5,436	3,514	19.8%	$65,978

(1)	Includes redeemable convertible preferred stock
(2)	$12.3M in Series D redeemable convertible preferred stock at $6.15

At the January 5, 2005 meeting of the Company’s board of directors, the board of directors directed the Company to evaluate its ability to complete an initial public offering of its common stock, and investment bankers were selected in February 2005. As the Company contemplated a public offering, the board of directors and management reassessed the value of common stock on the date(s) of grant during 2004 and 2005, based on the possibility of the Company successfully completing an initial public offering, which would eliminate the liquidation preferences and permit the realization of the intrinsic value of the common stock.

In reassessing the fair value of common stock during 2004, the Company and its board of directors considered the achievement of a number of milestones referenced at page 47 of the Registration Statement, including:

December 2003 – initiation of atrial flutter U.S. pivotal trial (Phase III)

February 2004 – completion and launch of Model 1200 catheter

August 2004 – approval for atrial fibrillation U.S. pivotal trial (Phase III)

Securities and Exchange Commission

May 10, 2005

November 2004 – completion of enrollment of U.S. atrial flutter pivotal study

December 2004 – initiation of atrial fibrillation U.S. pivotal study

December 2004 – publication of positive results from the Company’s atrial fibrillation feasibility study

For the 2004 option grants, the Company has concluded that its common stock is equivalent in value to its preferred stock sold in May 2004 ($6.15 per share), and that the fair value of the common stock began to increase in August 2004 after approval to begin the pivotal trial for atrial fibrillation was received, up to 90% of the low end of the projected IPO range, based on initial valuations offered by the investment banker. The Company does not believe it would be a candidate for an initial public offering without the approval to conduct the AF pivotal trial, and this approval represents a major milestone for the Company.

The Company has filed for an initial public offering using an estimated valuation range of $79 million to $112 million, or $10.00 to $14.00 per share. This range is lower than the anticipated range at the time the Company selected investment bankers, which was anticipated to be $15.00 to $18.00 per share, however the investment bankers have told the Company that the overall public market has deteriorated over the last two months. The Company’s deferred compensation calculation for 2004 was based upon an assumed original valuation range of $15.00 to $18.00 per share, and the common stock value increasing on a straight-line basis from $6.15 per share to 90% of the low end of the original expected initial public offering range, which was expected to be $15.00 per share.

Accordingly, the deemed fair value of the Company’s common stock is as follows:

Month	Deemed FV	Milestones
January 2004	$6.15	Model 1200 completed
March 2004	$6.15
May 2004	$6.15	Series D (2) – May 28
July 2004	$6.15
August 2004	$7.60	Approval for atrial fibrillation pivotal
September 2004	$9.06
October 2004	$10.52
November 2004	$11.97	Complete atrial flutter trial
December 2004	$13.43	Initiate atrial flutter pivotal trial
January 2005	$13.43	Hire COO
February 2005	$13.43	Select investment bankers
March 2005	$13.43

The Company believes that, based upon the actual filing range of $10.00 to $14.00 per share, the recorded deferred compensation in 2004 and 2005 is properly stated, and properly determined

Securities and Exchange Commission

May 10, 2005

based upon the market conditions as they were understood at the appropriate times. The requested disclosures have been made.

Note 5. Preferred Stock and Stockholders’ Equity (Deficit) – Page F-17 Preferred Stock – Page F-17

49.	Please tell us and disclose the conversion rate for the Series D redeemable convertible preferred stock. Address the application of EITF 00-27 to this issuance.

The requested disclosure has been added at page F-19. The Company directs the Staff to the reference to EITF 00-27 included at page F-19. The Company applied the guidelines under Issue 7 in EITF 00-27 to the adjustment to the conversion rate resulting from the application of the anti-dilution provisions on the Series B and Series C preferred stock when Series D preferred stock was issued. The calculation supporting the disclosure made on F-19 is as follows:

CryoCor, Inc.

Beneficial Conversion

12/31/04

Year issued – Preferred Rounds	2000	2002
	Series B	Series C
Proceeds	$7,000,000	$12,031,227
Original issued shares	1,620,368	4,456,010
Anti-Dilution shares	12,506,776	24,128,531

Total shares (including anti-dilution shares)	14,127,144	28,584,541
FV of Common at Preferred Issuance Dates	$0.42	$0.27

	$5,933,400	$7,717,826

Based on the fair market value of the common shares into which the preferred shares are convertible, the additional common shares issuable as a result of the antidilution provisions do not result in a beneficial conversion feature.

Securities and Exchange Commission

May 10, 2005

50.	Please show us how you determined the number of shares to reserve for issuance upon conversion of the Series A, B, and C preferred stock of 1,541,689, 12,506,776, and 24,128,531, as disclosed on page F-17.

The Company directs the Staff to the following computation of shares to reserve for issuance upon conversion of Series A, B and C preferred stock as disclosed on page F-19. The Company’s calculation to determine the common share equivalent is as follows:

Original Price	×	Preferred shares outstanding = Common shares equivalent
Conversion Price

Series	Original Price	Number of Preferred Shares Issued	Conversion Price (Pre-Split)	Common Share Equiv (Pre-Split)	Conversion Price (Post-split)	Common Share Equiv (Post-Split)	Conversion Rate
A	$2.58	291,456	$0.41	1,833,145	$12.72	59,132.2028
B	$4.32	1,620,368	$0.50	14,127,144	$15.29	445,713.2825
C	$2.70	4,456,010	$0.42	28,584,541	$13.05	922,084.2069
D	$0.1984	138,975,873	$0.1984	138,975,873	$6.15	4,483,095.0323

As a result of these data, the Company has determined the additional shares subject to issuance (as disclosed in the original Registration Statement, on a pre-split basis) as follows:

Series A Preferred	1,833,145 – 291,456 = 1,541,689
Series B Preferred	14,127,144 – 1,620,368 = 12,506,776
Series C Preferred	28,584,541 – 4,456,010 = 24,128,531

The Company advises the Staff that in the original filing of the Registration Statement, the Company disclosed that additional shares of common stock were reserved for issuance upon conversion of the Series A, B, C and D preferred stock based on the pre-split calculation, which was calculated as the difference between the common share equivalent of such shares and the preferred shares outstanding. Clarifying revisions are included at page F-19, in which the disclosure has been revised to state the number of common share equivalents reserved for issuance upon conversion of each series of preferred stock, which the Company believes will be more useful to investors.

Stock Warrants – Page F-19

51.	Please disclose the fair value of the warrant issued in conjunction with the subordinated bridge notes and the significant assumptions used to determine that value. Tell us how you determined the amount of the beneficial conversion feature.

Securities and Exchange Commission

May 10, 2005

The Company advises the Staff that in connection with a 2003 debt financing of the Company, the Company issued to investors participating in such debt financing promissory notes and warrants to purchase 333,333 shares of the Company’s common stock, subject to anti-dilution provisions. The fair market value of the warrants of $0.15 per share (pre-split) was determined using Black-Scholes with the following assumptions: 60% volatility, a 5-year option life, a fair value of $0.27 per share As a result of the issuance of the Company’s Series D preferred stock at $0.1984 per share, the anti-dilution provisions set forth in the warrants resulted in the warrants becoming exercisable for 4,536,284 shares. As a result of the proposed stock split of the shares of the Company’s common stock that will become effective prior to the completion of the offering, the warrants will become exercisable for an aggregate of 146,326 shares. The fair market value of the warrants of $50,000 was recorded as a discount to the bridge notes. In accordance with Issue 1, the Company also recorded a beneficial conversion feature of $50,000 for the intrinsic value of the imbedded conversion feature. Both the $50,000 warrant value and $50,000 beneficial conversion feature were recorded as interest expense.

Common Stock – Page F-20

52.	Please tell us how you determined the compensation expense associated with the common stock issued in November and December 2004.

The Company advises the Staff that it recorded compensation expense for the stock shares sold to its former CFO in November 2004 and the shares issued to its consultant based upon the intrinsic value of the shares issued or options granted using the reassessed fair value of the shares on the transaction date as noted in the Company’s response to comment #48 above, specifically $11.97 in November 2004 and $13.43 in December 2004. The computations are as follows:

November:	16,425 shares × ($11.97 – $0.62) = $186,420
December:	8,709 shares × $13.43 = $117,000

The Company advises the Staff that it has revised its disclosure to Note 5 to reflect the use of the reassessed fair value in determining its compensation expense.

2000 Stock Option Plan – Page F-20

53.	We note that options for 30,448,395 shares of common stock have been granted at a weighted-average exercise price of $0.02 per share in fiscal year 2004. Please disclose the following information for equity instruments granted during the 12 months prior to the date of the most recent balance sheet included in the registration statement:

(a)	For each grant date, the number of options or shares granted, the exercise price, the fair value of the common stock, and the intrinsic value, if any, per option.

Securities and Exchange Commission

May 10, 2005

(b)	Discuss who performed the valuation and if the valuation specialist was a related party, including management, please include a statement disclosing that fact.

The Company acknowledges the Staff’s comment and refers the Staff to the following table:

CryoCor, Inc.	STOCK OPTIONS AND AWARDS GRANTED
Post Split	FROM 1/1/2004 TO 3/31/2005

INCENTIVE STOCK OPTIONS
	Grant Date	Shares	Price	Intrinsic Value per Option	Intrinsic value recorded as Deferred Comp (EE only)
2004 Employee grants
	January 2004	2,013	$0.62	$5.53	$11,133
	March 2004	1,557	$0.62	$5.53	$8,611
	July 2004	911,383	$0.62	$5.53	$5,040,313
	September 2004	13,063	$0.62	$8.44	$110,269
	November 2004	3,870	$0.62	$11.35	$43,921

	Subtotal	931,886			$5,214,246

2004 Non-employee grants
	May 2004	322	$0.62	$5.53	$1,781
	July 2004	49,130	$0.62	$5.53	$271,709
	November 2004	806	$0.62	$11.35	$9,147

	Subtotal	50,258			$282,637

Total 2004 grants		982,144			$5,496,883

2005 Employee grants
	February 2005	31,193	$—	$—	$—
	March 2005	228,868	$0.62	$12.81	$2,930,906

	Subtotal	260,061			$2,930,906
2005 Non-employee grants
	March 2005	4,838	$0.62	$12.81	$61,956

	Subtotal	4,838			$61,956

Total 2005 grants		264,899			$2,992,862

		1,247,043			$8,489,745

The Company advises the Staff that it has disclosed the number of options or shares granted for each of the periods referenced in the consolidated financial statements contained in the

Securities and Exchange Commission

May 10, 2005

Registration Statement, as required by FAS 123. Based on a review of other S-1 registration statements recently filed in connection with initial public offerings, it does not appear to be common practice to identify, based on each grant date, the number of options or shares granted, the exercise price, the fair value of the common stock, and the intrinsic value, if any, per option, and the Company does not believe such disclosure is material to investors. Accordingly, the Company respectfully asks the Staff to reconsider its comment such that the Company not be required to disclose information regarding each date of grant of its stock options other than as already disclosed pursuant hereto or as part of Amendment No. 1.

The Company advises the Staff that no valuation experts were retained to advise the Company regarding the fair market value of its common stock, and the valuation determination was completed by Company management and the Board of Directors.

54.	Provide the estimated IPO price or range when available. If the difference between the IPO price and the fair value used to value the options and warrants granted in 2004 and 2005 is significant please provide us with details of the significant factors contributing to the difference. Please note that we will defer our final evaluation of stock compensation and other costs recognized until you provide the offering price and we may have further comments in this regard when the amendment containing that information is filed.

The Company advises the Staff that Amendment No. 1 contains a price range of $10.00 to $14.00 per share, which the Company believes is consistent with the fair value used to value options and warrants of between $6.15—$13.43 during 2004

55.	We note on page F-21 that the weighted-average fair value of options granted during 2004 was $0.02 per share, which was revalued retrospectively as discussed on page F-12. Please revise the disclosure on page F-21 to include the revised value of the weighted-average fair value of the options granted in 2004, or tell us why no revision is necessary.

The requested revision is included at page F-23.

Stock Options Granted to Nonemployees – Page F-21

56.	Please tell us how you determined the compensation expense associated with the options issued to consultants in 2004.

The Company advises the Staff that, in accordance with EITF 96-18, the Company expenses the fair value of options granted to consultants as they vest. The Company’s calculation of the fair value uses the Black-Scholes valuation model, a volatility of 70%, a fair value of the underlying common stock based upon the Company’s reassessed value at the time of vesting, a 7-year estimated life, and a risk-free interest rate of 4.34%. The requested disclosure is included in

Securities and Exchange Commission

May 10, 2005

Note 5 at pages F-24 and F-25 of the consolidated financial statements under the caption “Stock Options Granted to Nonemployees”.

Note 9. Subsequent Events – Page P-24 Long-Term Debt – Page F-24

57.	Please revise to include disclosure of the restrictive covenants discussed on page 8 as related to your current loan.

The requested revisions are included at page F-17.

58.	Please tell us and disclose the significant assumptions used to determine the fair value of the warrants.

The Company advises the Staff that it has determined the fair value of the warrants issued in conjunction with its debt facility based upon a volatility of 70%, estimated fair value at time of grant of $13.43 per share based upon the Company’s estimated value of its common stock, an estimated life of 5 years, and a risk-free interest rate of 4.34%. Using the Black-Scholes valuation model, the Company determined a value for this warrant of $657,000, which has been recorded as a discount, and is being amortized on a straight-line basis over the life of the debt facility. The Company advises the Staff that the original filing of the Registration Statement preliminary reported as a subsequent event an estimated fair value of $847,000 based upon an estimated value of common stock of $15.00 per share. The requested revisions are included at F-18.

59.	Please tell us why you do not discuss the issuance of options in 2005. See paragraph 41 of SFAS 128.

The Company acknowledges the Staff’s comment and has revised page F-12 to disclosure the issuance of options in 2005.

Part II. Information Not Required in Prospectus – Page II-1 Item 14. Indemnification of Directors and Officers—Page II-1

60.	Please eliminate the references to other documents that currently appear at the end of this section and revise as appropriate to ensure that all required indemnification disclosures have been included in the registration statement.

The Company acknowledges the Staff’s comment and has deleted references to other documents that currently appear at the end of the section. The Company further advises the Staff that all required indemnification disclosures have been included in the Registration Statement.

Securities and Exchange Commission

May 10, 2005

Item 15. Recent Sales of Unregistered Securities – Page II-3

61.	Please revise to clarify the exemption(s) from the registration requirements of the Securities Act relied upon in connection with each disclosed offering and, to the extent not already clear from each description, the facts relied upon to support the availability of the exemption(s) in each case.

The Company acknowledges the Staff’s comment and has revised the disclosures under Item 15 to clarify the facts relied upon to support the availability of the exemption(s) relating to each described issuance of the Company’s securities.

62.	Please revise to identify the purchasers in each disclosed offering by name or by class. Please also revise to disclose the number of purchasers that participated in each such offering.

The requested revisions have been made at pages II-2 through II-5.

63.	Please revise to explain in greater detail the material terms of the “commitment agreement” pursuant to which investors may become obligated to purchase additional shares of Series D redeemable convertible preferred stock in the future. Please also supplementally explain why the offering of securities under the commitment agreement should not be integrated with the registered public offering.

The Company respectfully submits the following:

As described in the Registration Statement, on March 24, 2005, the Company entered into a commitment agreement (the “Commitment Agreement”) with certain accredited investors under which such accredited investors may become obligated to purchase from the Company, and the Company may become obligated to sell and issue to such accredited investors, an aggregate of 25,201,608 shares of the Company’s Series D redeemable convertible preferred stock (the “Series D Preferred”) at a price of $0.1984 per share for aggregate consideration to the Company of approximately $5 million. In the event the Company becomes obligated to issue shares of Series D Preferred to such accredited investors pursuant to the Commitment Agreement, the Company will become obligated to issue warrants to purchase up to 5,040,324 shares of its common stock to such accredited investors with a weighted average exercise price of $0.1984 per share. The Company relied on the exemption from registration provided by Section 4(2) of the Securities Act of 1933, as amended (the “Act”), and Rule 506 of Regulation D promulgated thereunder, in connection with the Commitment Agreement. The opportunity to enter into the Commitment Agreement was offered only to entities who were “accredited investors” as that term is defined in Rule 501 of Regulation D, each of which were existing investors in the Company.

Securities and Exchange Commission

May 10, 2005

The Company does not believe that transactions contemplated by the Commitment Agreement should be integrated with the public offering contemplated by the Registration Statement. The Company believes that, in accordance with the principles set forth in the Commission’s No Action Letter dated June 26, 1990 to Black Box Incorporated, and its progeny, the private placement was completed prior to the original filing of the Registration Statement on April 5, 2005, and the Company may therefore rely on the safe harbor of Rule 152 promulgated under the Act.

Each investor became irrevocably bound on March 25, 2005 to purchase shares of Series D Preferred at a purchase price of $0.1984 per share upon the execution of the Commitment Agreement. Pursuant to the terms of the Commitment Agreement, the investors become obligated to purchase an aggregate of 12,600,804 shares of Series D Preferred in the event the Company does not raise at least $10 million in aggregate proceeds through the sale of its capital stock in an underwritten public offering or private equity financing (excluding any shares sold pursuant to the Commitment Agreement) (in each case, a “Qualified Financing”) during the period beginning on March 25, 2005 and ending on August 14, 2005 (the “First Closing”). At the First Closing, the Company becomes obligated to issue warrants to purchase up to 2,520,162 shares of common stock of the Company for a weighted average exercise price of $0.1984 per share. The investors become obligated to purchase an additional 12,600,804 shares of Series D preferred in the event the Company does not close a Qualified Financing during the period commencing on March 25, 2005 and ending on October 13, 2005 (the “Second Closing”). At the Second Closing, the Company becomes obligated to issue additional warrants to purchase up to 2,520,162 shares of common stock of the Company for a weighted average exercise price of $0.1984 per share. Each investor’s obligation to purchase shares of Series D Preferred at the First Closing and the Second Closing is subject only to the failure of the Company to complete a Qualified Offering on or before August 14, 2005 and October 13, 2005, respectively, which event is not within such investor’s control and which such investor could not prevent from being satisfied.

Based on the circumstances described above, the Company believes it has a reasonable basis for its reliance on the Section 4(2) exemption and reliance on Rule 506, and for its belief that the private placement falls within the safe harbor provided by Rule 152 and should not be integrated with the public offering contemplated by the Registration Statement.

In response to the Staff’s comment, clarifying revisions have been made at pages II-4 and II-5.

Exhibit Index

64.	Refer to Exhibit 10.12. We note that Exhibits C and D to Exhibit 10.12 are blank, and it does not appear that they have been marked as information for which confidential treatment has been requested. Please include this information in your next amendment.

Securities and Exchange Commission

May 10, 2005

The Company acknowledges the Staff’s comment and advises the Staff that Exhibit C to Exhibit 10.12 is the License Agreement between the Company and Cryogen that is filed as Exhibit 10.13 to the Registration Statement and Exhibit D to Exhibit 10.12 is the Research and Development Agreement between the Company and Cryogen that is no longer in effect. In response to the Staff’s comment, the Company has re-filed Exhibit 10.12 with Amendment No. 1 without Exhibits C and D.

Consent of Independent Auditors – Exhibit 23.1

65.	Please provide a currently dated accountants’ consent prior to requesting effectiveness.

The Company acknowledges the Staff’s comment and confirms that the accountants’ consent is filed as an attachment to Amendment No. 1.

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The Company respectfully requests the Staff’s assistance in completing the review of the Registration Statement and Amendment No. 1 as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or requests regarding Amendment No. 1 or this response letter to me at (858) 550-6136 or Matt Browne at (858) 550-6045.

Sincerely,

Cooley Godward LLP

/s/ Kenneth J. Rollins, Esq.

Kenneth J. Rollins, Esq.

cc:	Gregory M. Ayers, M.D., Ph.D., CryoCor, Inc.

Gregory J. Tibbitts, CryoCor, Inc.

Frederick T. Muto, Esq., Cooley Godward LLP

Matthew T. Browne, Esq., Cooley Godward LLP

Jeffrey T. Hartlin, Esq., Cooley Godward LLP